Long-term Borrowing - Summary of long-term borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Bank loan	¥ 55,400		¥ 6,880
Less: Current portion of long-term borrowings	(1,540)		(6,880)
Long-term borrowings	53,860	$ 8,254	0
Bank Loan Due September 30 2020 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 0		6,818
Maturity Date	Sep. 30, 2020
Principal Amount	¥ 15,000
Interest Rate Per Annum	7.00%	7.00%
Bank Loan Due October 1, 2020 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 0		62
Maturity Date	Oct. 01, 2020
Principal Amount	¥ 25,000
Interest Rate Per Annum	7.00%	7.00%
Bank Loan Due May 20, 2022 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 20,000		0
Maturity Date	May 20, 2022
Principal Amount	¥ 20,000
Interest Rate Per Annum	4.60%	4.60%
Bank Loan Due May 19, 2023 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 20,000		¥ 0
Maturity Date	May 19, 2023
Principal Amount	¥ 20,000
Interest Rate Per Annum	4.75%	4.75%
Bank Loan Due July 19, 2022 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 15,400
Maturity Date	Jul. 19, 2022
Principal Amount	¥ 15,400
Interest Rate Per Annum	3.85%	3.85%